BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2025
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS AND SIGNIFICANT ACCOUNTING POLICIES

a)    Basis of preparation and significant accounting policies

These unaudited condensed consolidated financial statements as of September 30, 2025, and for the nine and three-month periods ended on September 30, 2025, have been prepared in accordance with IAS 34 “Interim Financial Reporting”.

Therefore, these financial statements do not include all the information required in an annual financial statement and, consequently, they must be read jointly with the annual financial statements as of December 31, 2024 included in form 20F 2024, which can be consulted at the Company´s website (https:// https://inversores.telecom.com.ar/en/quarterly-earnings.html). It should be noted that the annual financial statements have been measured in terms of current pesos as of December 31, 2024, applying the guidance in IAS 29. These unaudited condensed consolidated financial statements have been measured in terms of current pesos as of September 30, 2025, applying the guidance in IAS 29. (See Note 1.d).

We have not recast our annual financial statements to measure them in terms of current pesos as of September 30, 2025, the most recent financial period for which consolidated financial statements are available. Therefore, the annual financial statements and the unaudited condensed consolidated financial statements are not comparable.

These unaudited condensed consolidated financial statements were prepared following the same accounting policies as in the most recent annual financial statements, except for those policies incorporated due to the acquisition of TMA:

(i)	measurement of financial assets: assets that are held for collection of contractual cash flows and for selling, where the assets’ cash flows represent solely payments of principal and interest, are measured at fair value through other comprehensive income. Movements in the carrying amount are taken through other comprehensive income, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses, which are recognized in profit or loss, within “Other financial results, net”. When the financial asset is derecognized, the cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss,
(ii)	Investment properties, which is recorded initially at cost, and then at cost less accumulated depreciation, and comprise primarily land and buildings that are not occupied for its own operations, and the depreciation is calculated on a straight-line basis for the estimated useful life of 50 years, (calculated in accordance with technical studies, periodically reviewed) and
(iii)	termination benefits plans: additionally to what is mentioned in Note 3.o) to the annual financial statements as of December 31, 2024, Telecom recognizes costs for a restructuring according to IAS 37 (i.e., it has a detailed formal plan for the restructuring, and it has raised a valid expectation in those affected that it will carry out the restructuring) and when involves the payment of terminations benefits. These termination benefit plans correspond to the TMA subsidiary and are recognized in the line “Salaries and social security payables” in the consolidated statements of financial position. In addition to the termination benefits plans in effect at the time of the acquisition of TMA, during the nine- and three-month periods ending September 30, 2025 this subsidiary recognized a new restructuring plan, which had an impact of $111,746 million and $56,309 million on results, respectively, recognized as “Employee benefit expenses and severance payments”. As of September 30, 2025 there are no pending balances related to the mentioned termination plan.

These unaudited condensed consolidated financial statements were prepared including in the consolidation process the following companies:

			Telecom
			Argentina's
			direct/indirect
			interest in
			capital stock
Company	Main activity	Country	and votes
TMA(a)	ICT Services and Audiovisual Communication Services	Argentina	99.999625%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Manda	Holding	Argentina	100.00%
RISSAU	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome	Security solutions and services	Argentina	100.00%
NYS2	ICT Services and Audiovisual Communication Services.	Argentina	100.00%
TSMA	Community Closed-Circuit Television	Argentina	100.00%
Ubiquo	Cybersecurity services and products	Chile	95.00%
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
CrediPay	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (b)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Parklet (c)	Development and provision of digital platforms	Uruguay	51.00%
MFH	Holding	USA	100.00%
Naperville	Holding	USA	100.00%
Saturn	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)Company acquired on February 24, 2025. See Note 16.
(b)Adesol acquired 100% of the equity interests in the following companies incorporated in the Eastern Republic of Uruguay, which render subscription television services in various locations of that country: Bersabel S.A., Audomar S.A., Dolfycor S.A., Reiford S.A., Tracel S.A., Space Energy Tech S.A., and Visión Satelital S.A. This acquisition was approved by the regulatory authority through Resolution No. 79 issued by the Ministry of Industry, Energy and Mining of Uruguay dated February 27, 2025, and published in the Official Gazette of the Eastern Republic of Uruguay on March 12, 2025. This operation represents a transaction between controlling and non-controlling stockholders.
(c)Until May 19, 2025, Telecom Argentina indirectly held 100% of the company through Opalker. On May 19, 2025, Opalker transferred to the unrelated company “Tech-Co Enablers, LLC”, shares representing 49% of Parklet’s capital and voting rights. As a result, from that date, Opalker’s interest in Parklet is 51%. On the same date, the parties signed a shareholders’ agreement (“Agreement”) which sets forth, among other matters, the rights and obligations of both parties regarding their participation in the company. According to the Agreement, a special majority with the consent of both shareholders is required to decide on key business and corporate matters. Therefore, Opalker alone does not have the ability to use its power over the investee to influence its returns, and exercises joint control, accounting for its investment as a joint venture from the date the share transfer transaction was completed, see Note 2.a).

The preparation of these unaudited condensed consolidated financial statements in accordance with IAS 34 requires that the Company’s Management make estimates that affect the figures disclosed in the financial statements or its complementary information. Actual results may differ from these estimates.

These unaudited condensed consolidated financial statements are expressed in millions of Argentine pesos, on an accrual basis of accounting (except for the consolidated statement of cash flows), based on historical cost, except for certain financial assets and liabilities (includes DFI) that are measured at fair value and are prepared in current currency as of September 30, 2025.

The figures as of December 31, 2024, and for the nine and three-month periods ended on September 30, 2024, which are disclosed in these unaudited condensed consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates to values in current currency as of September 30, 2025. This is as a consequence of the restatement process of the financial information described in point d).

As disclosed in Note 16.a) to these unaudited condensed consolidated financial statements, the Company has consolidated TMA as from February 24, 2025, and, therefore, the Company’s financial statements as of September 30, 2025, and the results for the nine and three-month periods ended September 30, 2025, are not comparable to the comparative information presented in these unaudited condensed consolidated financial statements.

These unaudited condensed consolidated financial statements as of September 30, 2025, were authorized for issuance and approved by resolution of the Board of Directors’ meeting held on November 10, 2025.

These unaudited condensed consolidated financial statements contain all disclosures required under IAS 34. Some additional disclosures required by the LGS and/or by the CNV have been also included.

b)    Segment information

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit, according to the current regulatory context of the converged ICT Services industry (adding to the same segment both the activities related to the mobile services, internet services, cable television and fixed and data services, services governed by the same regulatory framework of ICT Services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries (in current currency as of the date of each transaction), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding costs, they are not specifically allocated to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific). Further, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and are not allocated specifically to one of them.

Following the acquisition of TMA, dated February 24, 2025 (see Note 16), the Company identified a new reportable segment, “ICT Services provided in Argentina – TMA Networks” corresponding to the provision of mobile and fixed telephony services, fixed broadband, and video services on a nationwide scale in Argentina, using its own networks, with its own infrastructure. The subsidiary TMA is managed as a separate business unit, and therefore, the Executive Committee and the CEO review its economic and financial information (stated in historic currency at the transaction date) separately.

Additionally, Telecom, through Micro Sistemas, develops activities in the fintech industry in Argentina. Telecom also carries out activities abroad (Paraguay, USA, Uruguay and Chile).

The operations that Telecom develops through Micro Sistemas, and those developed abroad, are not analyzed as a separate segment by the Executive Committee and the CEO, considering that they are not considered as individually significant. These operations do not meet the aggregation criteria established by the standard to be grouped within the “ICT Services provided in Argentina– Telecom Networks” segment and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category “Other segments”.

The Executive Committee and the CEO continue to monitor these businesses to evaluate the way its performance is reviewed and, eventually, its consideration as a separate reportable segment provided it complies with the requirements established by IFRS Accounting Standards to that effect.

As a result, segments as of September 30, 2025, are the following:

-

ICT Services provided in Argentina – Telecom Networks: Corresponds to the operations carried out by the Company and its subsidiaries located in Argentina (excluding TMA) engaged in the provision of ICT services.

-	ICT Services provided in Argentina – TMA Networks: Corresponds to the operations carried out by the subsidiary TMA as from the acquisition date.
-

Other segments: Corresponds to the operations for a) ICT services provided aboard (Paraguay, USA, Uruguay and Chile) and b) the development of activities in the fintech industry, through the subsidiaries Micro Sistemas and Personal Envíos in Argentina and Paraguay, respectively.

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income tax, financial results, earnings (losses) from associates and joint ventures, and depreciation, amortization and impairment of Fixed and intangible assets.

Presented below is the segment financial information as it is analyzed by the Executive Committee and the CEO for the nine and three-month periods ended September 30, 2025 and 2024, respectively:

Consolidated Income Statement for the nine-month period ended September 30, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –			Other segments			Eliminations	Total
	Telecom Network			TMA Network
	Currency			Currency			Currency
	of the			of the			of the
	transaction	Inflation	In current	transaction	Inflation	In current	transaction	Inflation	In current
	date	restatement	currency	date	restatement	currency	date	restatement	currency
Revenues	3,359,594	274,274	3,633,868	1,679,463	104,726	1,784,189	266,454	20,974	287,428	(82,924)	5,622,561
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(803,493)	(64,584)	(868,077)	(440,721)	(24,314)	(465,035)	(23,635)	(1,868)	(25,503)	—	(1,358,615)
Fees for services, maintenance, materials and supplies	(402,941)	(52,882)	(455,823)	(214,278)	(11,862)	(226,140)	(35,482)	(2,772)	(38,254)	5,664	(714,553)
Taxes and fees with the Regulatory Authority	(282,073)	(22,903)	(304,976)	(158,436)	(9,468)	(167,904)	(11,231)	(904)	(12,135)	—	(485,015)
Commissions and advertising	(141,089)	(11,189)	(152,278)	(94,511)	(5,704)	(100,215)	(45,502)	(4,229)	(49,731)	4,691	(297,533)
Programming and content costs	(191,442)	(15,564)	(207,006)	(32,373)	(1,879)	(34,252)	(23,612)	(1,910)	(25,522)	—	(266,780)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(382,537)	(54,656)	(437,193)	(328,772)	(34,384)	(363,156)	(51,693)	(4,205)	(55,898)	72,569	(783,678)
Adjusted EBITDA	1,156,019	52,496	1,208,515	410,372	17,115	427,487	75,299	5,086	80,385	—	1,716,387

Depreciation, amortization and impairment of Fixed and intangible assets											(1,364,066)
Operating income											352,321
Losses from associates and joint ventures											(4,073)
Financial results from borrowings											(679,159)
Other financial results, net											(6,041)
Loss before income tax											(336,952)
Income tax benefit											64,409
Net loss											(272,543)

Attributable to:
Controlling Company											(289,156)
Non-controlling interest											16,613
											(272,543)

Consolidated Income Statement for the three-month period ended September 30, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –
	Telecom Network			TMA Network			Other segments
	Currency of			Currency of			Currency of			Eliminations	Total
	the			the			the
	transaction	Inflation	In current	transaction	Inflation	In current	transaction	Inflation	In current
	date	restatement	currency	date	restatement	currency	date	restatement	currency
Revenues	1,213,558	24,229	1,237,787	746,777	10,779	757,556	99,070	1,487	100,557	(30,689)	2,065,211
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(295,141)	(5,979)	(301,120)	(193,156)	(3,783)	(196,939)	(9,086)	(188)	(9,274)	—	(507,333)
Fees for services, maintenance, materials and supplies	(146,203)	(8,159)	(154,362)	(96,103)	(1,166)	(97,269)	(14,429)	(301)	(14,730)	2,260	(264,101)
Taxes and fees with the Regulatory Authority	(102,509)	(2,032)	(104,541)	(68,401)	(1,458)	(69,859)	(4,142)	(79)	(4,221)	—	(178,621)
Commissions and advertising	(52,339)	(1,090)	(53,429)	(37,728)	(770)	(38,498)	(13,480)	(286)	(13,766)	1,778	(103,915)
Programming and content costs	(68,727)	(1,368)	(70,095)	(14,635)	(285)	(14,920)	(8,570)	(174)	(8,744)	—	(93,759)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(124,522)	(11,479)	(136,001)	(145,695)	731	(144,964)	(14,212)	170	(14,042)	26,651	(268,356)
Adjusted EBITDA	424,117	(5,878)	418,239	191,059	4,048	195,107	35,151	629	35,780	—	649,126
Depreciation, amortization and impairment of Fixed and intangible assets											(483,338)
Operating income											165,788
Losses from associates and joint ventures											(2,225)
Financial results from borrowings											(444,833)
Other financial results, net											(12,150)
Loss before income tax											(293,420)
Income tax benefit											100,939
Net loss											(192,481)

Attributable to:
Controlling Company											(200,363)
Non-controlling interest											7,882
											(192,481)

Consolidated Income Statement for the nine-month period ended September 30, 2024

	ICT Services provided in Argentina – Telecom Network			Other segments			Eliminations	Total
	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency
Revenues	2,204,084	1,263,821	3,467,905	192,888	117,909	310,797	(20,537)	3,758,165
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(564,737)	(322,428)	(887,165)	(17,356)	(10,564)	(27,920)	—	(915,085)
Fees for services, maintenance, materials and supplies	(272,431)	(197,017)	(469,448)	(26,042)	(16,023)	(42,065)	4,941	(506,572)
Taxes and fees with the Regulatory Authority	(179,416)	(102,509)	(281,925)	(7,326)	(4,403)	(11,729)	—	(293,654)
Commissions and advertising	(86,687)	(47,840)	(134,527)	(46,095)	(26,829)	(72,924)	2,673	(204,778)
Programming and content costs	(116,779)	(65,864)	(182,643)	(18,849)	(11,500)	(30,349)	—	(212,992)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(290,773)	(206,362)	(497,135)	(35,491)	(21,947)	(57,438)	12,923	(541,650)
Adjusted EBITDA	693,261	321,801	1,015,062	41,729	26,643	68,372	—	1,083,434

Depreciation, amortization and impairment of Fixed and intangible assets								(1,223,579)
Operating loss								(140,145)
Losses from associates and joint ventures								(10,783)
Financial results from borrowings								1,779,364
Other financial results, net								181,914
Income before income tax								1,810,350
Income tax expense								(556,137)
Net income								1,254,213

Attributable to:
Controlling Company								1,236,724
Non-controlling interest								17,489
								1,254,213

Consolidated Income Statement for the three-month period ended September 30, 2024

	ICT Services provided in Argentina – Telecom Network			Other segments			Eliminations	Total
	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency
Revenues	884,375	323,489	1,207,864	67,564	24,884	92,448	(4,954)	1,295,358
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(236,823)	(87,127)	(323,950)	(6,140)	(2,241)	(8,381)	—	(332,331)
Fees for services, maintenance, materials and supplies	(106,353)	(50,791)	(157,144)	(9,207)	(3,495)	(12,702)	1,560	(168,286)
Taxes and fees with the Regulatory Authority	(72,330)	(26,456)	(98,786)	(2,783)	(1,023)	(3,806)	—	(102,592)
Commissions and advertising	(38,332)	(14,017)	(52,349)	(18,659)	(6,857)	(25,516)	1,126	(76,739)
Programming and content costs	(48,423)	(17,707)	(66,130)	(9,148)	256	(8,892)	—	(75,022)
Other operating costs without depreciation, amortization and impairment of Fixed and intangible assets	(120,298)	(55,840)	(176,138)	(10,853)	(3,684)	(14,537)	2,268	(188,407)
Adjusted EBITDA	261,816	71,551	333,367	10,774	7,840	18,614	—	351,981

Depreciation, amortization and impairment of Fixed and intangible assets								(400,385)
Operating loss								(48,404)
Losses from associates and joint ventures								(6,392)
Financial results from borrowings								121,748
Other financial results, net								(60,120)
Income before income tax								6,832
Income tax expense								(22,042)
Net loss								(15,210)

Attributable to:
Controlling Company								(21,557)
Non-controlling interest								6,347
								(15,210)

Additional required information is disclosed below:

	Three month period ended		Nine month period ended
	September 30,		September 30,
Revenues	2025	2024	2025	2024
Revenues from customers in Argentina	1,973,376	1,209,872	5,360,191	3,466,320
Revenues from foreign customers	91,835	85,486	262,370	291,845
	2,065,211	1,295,358	5,622,561	3,758,165
CAPEX
CAPEX corresponding to the segment “ICT Services provided in Argentina – Telecom Network”			530,213	425,042
CAPEX corresponding to the segment “ICT Services provided in Argentina – TMA Network”			256,170	n/a
CAPEX corresponding to the segment “Other segments”			62,987	65,098
			849,370	490,140

	September30,	December31,
Fixed and intangible assets	2025	2024
Fixed and intangible assets corresponding to the segment “ICT Services provided in Argentina – Telecom Network”	7,310,760	11,821,805
Fixed and intangible assets corresponding to the segment “ICT Services provided in Argentina – TMA Network”	1,519,639	n/a
Fixed and intangible assets corresponding to the segment “Other segments”	4,650,762	485,656
	13,481,161	12,307,461
Borrowings
Borrowings corresponding to the segment “ICT Services provided in Argentina – Telecom Network”	5,071,293	3,452,634
Borrowings corresponding to the segment “ICT Services provided in Argentina – TMA Network”	—	n/a
Borrowings corresponding to the segment “Other segments”	49,631	57,552
	5,120,924	3,510,186

c)    Net earnings per share

Basic earnings per share is calculated by dividing the net income attributable to the Controlling Company by the weighted average number of ordinary shares outstanding during the period. On the other hand, diluted earnings per share is computed by dividing the net income attributable to the Controlling Company for the period by the weighted average number of common shares issued and to be potentially issued at the end of the period. Since the Company has no dilutive potential common stock outstanding, basic and dilutive earnings per share amounts do not differ.

For the nine and three-month periods ended September 30, 2025, and 2024, the weighted average number of shares outstanding amounted to 2,153,688,011.

d)    Financial reporting in hyperinflationary economies

Since Argentina has been considered a high-inflation economy for accounting purposes in accordance with IAS 29 since July 1, 2018, the financial information expressed in Argentine pesos is restated in current currency of September 30, 2025.

The table below shows the evolution of the indexes as of September 30, 2025, and 2024 and December 31, 2024 according to official statistics (INDEC) in accordance with Resolution No. 539/18 of the FACPCE and the devaluation of the Argentine peso vs. de US dollar for the same years / periods:

	As of	As of	As of
	September 30,	December 31,	September 30,
	2024	2024	2025

National Consumer Price Index (National CPI) (December 2016=100)	7,122.2	7,694.0	9,384.1

Variation in prices
Annual	209.0%	117.8%	31.8%
Accumulated nine months	101.6%	n/a	22.0%
Accumulated three months since June 2024/2025	12.1%	n/a	6.0%

Banco Nación US$/$ exchange rate	970.5	1,032.0	1,380.0

Variation in the exchange rate
Annual	177.3%	27.7%	42.2%
Accumulated nine months	20.0%	n/a	33.7%
Accumulated three months since June 2024/2025	6.4%	n/a	14.5%

The Company followed the same restatement policies for items identified in the annual consolidated financial statements as of December 31, 2024.

e)    New Standards and Interpretations issued by the IASB

New standards and amendments – applicable on January 1, 2025

Standards and amendments	Description	Mandatory application date for years beginning on or after
Amendments to IAS 21	Lack of Exchangeability: Evaluation when a currency is exchangeable into another currency;	January 1, 2025

The application of the detailed amendment did not generate any impact on the results of operations or the financial situation of the Company.